CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010		$ 9,732,000	$ 8,823,000	$ 109,768,000	$ (4,728,000)	$ 199,000	$ 0
Balance, shares at Dec. 31, 2010		1,888,748
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	703,000	0
Change in unrealized gain on securities available for sale		0	0	0	0	(163,000)	0
Plus reclassification adjustment for realized losses included in net income on called securities	(13,000)	0	0	0	0	13,000	0
Net income	4,339	0	0	4,339,000	0	0	0
Purchase of treasury stock		0	0	0	(19,000)	0	0
Purchase of treasury stock, shares		(200)
Shares issued as compensation		0	0	0	0	0	0
Shares issued as compensation, shares		0
Cash dividend		0	0	(2,691,000)	0	0	0
Balance at Mar. 31, 2011		9,732,000	8,823,000	111,416,000	(4,747,000)	752,000	0
Balance, shares at Mar. 31, 2011		1,888,548
Balance at Dec. 31, 2011	135,780,000	9,732,000	8,834,000	120,675,000	(4,912,000)	(1,455,000)	2,906,000
Balance, shares at Dec. 31, 2011		1,887,254
Comprehensive income:
Change in fair value of Interest rate swaps		0	0	0	0	672,000	0
Change in unrealized gain on securities available for sale		0	0	0	0	(219,000)	0
Plus reclassification adjustment for realized losses included in net income on called securities	38,000	0	0	0	0	(38,000)	0
Net income	3,571,000	0	0	3,529,000	0	0	42,000
Cash dividend		0	0	(2,831,000)	0	0	0
Balance at Mar. 31, 2012	$ 136,935,000	$ 9,732,000	$ 8,834,000	$ 121,373,000	$ (4,912,000)	$ (1,040,000)	$ 2,948,000
Balance, shares at Mar. 31, 2012		1,887,254